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1933 Act Rule 497(e)

1933 Act File No. 333-47287

1940 Act File No. 811-06637

April 11, 2013

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:                          UBS Funds (“Registrant”)

File Nos. 333-47287 and 811-06637

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information for the UBS Dynamic Alpha Fund series of the Registrant in the prospectus dated October 29, 2012, as filed pursuant to Rule 497(e) under the 1933 Act on March 28, 2013 (Accession Number: 0001450791-13-000062).

Please direct any questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ J. Stephen Feinour, Jr.
J. Stephen Feinour, Jr., Esquire